Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) PSU	Dec. 31, 2019 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	604,692	655,727
Beginning balance	$ 19,069	$ 10,756
Granted | PSU	193,830	191,410
Paid | PSU	(204,142)	(229,050)
Forfeited | PSU	(1,230)	(13,395)
Ending balance | PSU	593,150	604,692
Accrual related to the fair value of the PSUs outstanding	$ 21,526	$ 17,174
Foreign exchange adjustment	614	479
Paid	(12,123)	(9,325)
Forfeited	(5)	(15)
Ending balance	$ 29,081	$ 19,069